SCHEDULE 14A INFORMATION

           PROXY STATEMENT PURSUANT TO SECTION 14(A) OF THE SECURITIES
                     EXCHANGE ACT OF 1934 (Amendment No. __)

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[ ]  Confidential, for Use of the Commission Only (as permitted by Rule
     14a-6(e)(2))

[ ]  Definitive Proxy Statement

[ ]  Definitive Additional Materials

[X]  Soliciting Material Pursuant to Section 240.14a-12.

                               GOLDMAN SACHS TRUST
             ------------------------------------------------------
                (Name of Registrant as Specified In Its Charter)


          AXA ENTERPRISE FUNDS TRUST, AXA ENTERPRISE MULTIMANAGER FUNDS
                  TRUST AND THE ENTERPRISE GROUP OF FUNDS, INC.
    -------------------------------------------------------------------------
      (Name of Person(s) Filing Proxy Statement, if other than Registrant)

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

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        pursuant  to  Exchange  Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined):

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previously.  Identify the previous filing by registration  statement  number, or
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

                                            Filed under Rule 497(a)(1) under the
                                                          Securities Act of 1933
                                                             File No. 333-140186
                                                                     Rule 482 Ad

  AXA ENTERPRISE FUNDS TRUST, AXA ENTERPRISE MULTIMANAGER FUNDS TRUST, AND THE
                         ENTERPRISE GROUP OF FUNDS, INC.
                                       AND
                               GOLDMAN SACHS TRUST
                          PROPOSED FUND REORGANIZATIONS

                               QUESTIONS & ANSWERS

FOR FINANCIAL PROFESSIONALS:

This question and answer document provides an overview of the proposals to reorganize certain funds of the following companies:

     1)   the AXA Enterprise Funds Trust,

     2)   the AXA Enterprise Multimanager Funds Trust, and

     3)   The Enterprise Group of Funds, Inc.,

collectively referred to as "the AXA Enterprise Funds," into corresponding funds offered by the Goldman Sachs Trust (GST). In addition, this document provides information regarding the decision to liquidate the AXA Enterprise Multimanager Health Care Fund.

You are encouraged to read the full text of the respective combined proxy statements and prospectuses relating to each AXA Enterprise Fund (the "Proxy/Prospectuses"). These documents will be made available online in early March at www.axaenterprise.com.

Q:   WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE UPON?

A: Shareholders of 27 of the 31 AXA Enterprise Funds are being asked to consider and approve an Agreement and Plan of Reorganization under which each of the funds offered by AXA Enterprise Funds Trust (except for the AXA Enterprise Global Financial Services Fund and the AXA Enterprise Socially Responsible
Fund), AXA Enterprise Multimanager Funds Trust (except for the AXA Enterprise Multimanager Health Care Fund), and The Enterprise Group of Funds, Inc. (except for the AXA Enterprise Mergers and Acquisitions Fund) would reorganize into a corresponding portfolio offered by GST (each, a "GST Fund"). Shareholders will vote on the Reorganization Agreement on a fund-by-fund basis.

Q. WHY HAVE THE REORGANIZATIONS OF THE AXA ENTERPRISE FUNDS INTO CORRESPONDING GST FUNDS BEEN RECOMMENDED?

A: The Boards of Trustees/Directors of the AXA Enterprise Funds (the "AXA Enterprise Fund Boards") have determined that the reorganization of the AXA Enterprise Funds into corresponding GST Funds is in the best interest of the shareholders of each of the AXA Enterprise Funds. At meetings held during October 2006, AXA Financial, Inc., AXA Equitable Life Insurance Company ("AXA Equitable"), the investment manager for AXA Enterprise Funds Trust and AXA Enterprise Multimanager Funds Trust, and Enterprise Capital Management, Inc. ("ECM" and collectively, "AXA"), the investment adviser to the Enterprise Group of Funds, Inc., informed the AXA Enterprise Fund Boards that AXA had entered


FOR BROKER/DEALER USE ONLY. NOT FOR USE WITH SHAREHOLDERS OR THE GENERAL PUBLIC.
                                 IMPORTANT NOTE:

          PLEASE KEEP IN MIND THAT A REGISTRATION STATEMENT (INCLUDING PROXY/PROSPECTUSES) IN CONNECTION WITH THE PROPOSED REORGANIZATIONS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC), BUT IS NOT COMPLETE
   AND MAY BE CHANGED. THE SHARES DESCRIBED IN THE REGISTRATION STATEMENT AND
      IN THIS DOCUMENT MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT IS EFFECTIVE. NEITHER THIS DOCUMENT NOR THE PRELIMINARY PROXY/PROSPECTUSES
  OR STATEMENT OF ADDITIONAL INFORMATION INCLUDED IN THE REGISTRATION STATEMENT IS AN OFFER TO SELL THESE SHARES AND THEY ARE NOT SOLICITING AN OFFER TO BUY
THESE SHARES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. IN ADDITION,
    PLEASE NOTE THAT THIS DOCUMENT AND THE PRELIMINARY PROXY/PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ARE NOT SOLICITATIONS OF ANY SHAREHOLDER
   VOTES ON THE PROPOSED REORGANIZATIONS AND THAT THE INFORMATION CONTAINED IN
                         THESE DOCUMENTS MAY BE CHANGED.

into an agreement with Goldman Sachs Asset Management, L.P. ("GSAM") under which GSAM would acquire certain assets associated with AXA's retail mutual fund business. AXA also noted that, as part of this transaction, it was contemplated that each AXA Enterprise Fund would reorganize into a corresponding series of GST. AXA stated its belief that the reorganization of each AXA Enterprise Fund into its corresponding GST Fund is in the best interests of shareholders of the AXA Enterprise Fund and recommended that the AXA Enterprise Fund Boards approve the proposed reorganizations.

The AXA Enterprise Fund Boards reviewed and considered, with the assistance of independent legal counsel, a number of factors relating to GST, the GST Funds, GSAM and Goldman, Sachs & Co. The AXA Enterprise Fund Boards also considered that neither the AXA Enterprise Funds nor the GST Funds will bear any direct fees or expenses in connection with the reorganizations or any explicit brokerage commissions resulting from portfolio transactions executed on behalf of the AXA Enterprise Funds in preparation for, or immediately following, the reorganizations. Under the Reorganization Agreement, which contemplates the reorganization of each of the AXA Enterprise Funds into a corresponding GST Fund, all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement, whether or not the transactions contemplated are concluded, will be paid by AXA Equitable, ECM or GSAM (or one of their respective affiliates).

Q:   WHY  MAY  THE  PROPOSED  REORGANIZATIONS   BE   IN  THE  BEST  INTEREST  OF
SHAREHOLDERS?

A: The AXA Enterprise Fund Boards believe there are benefits that will accrue to the AXA Enterprise Fund shareholders from this transaction with Goldman, Sachs & Co. Founded in 1869, Goldman Sachs is one of the oldest and largest investment banking firms. Today, GSAM manages more than $575 billion for individual and institutional investors worldwide through investments that include approximately 65 mutual funds as of October 31, 2006. As part of the Goldman Sachs Funds family, shareholders will be able to pursue similar investment objectives and policies in the context of a larger fund. Frequently, lower expenses over time are one of the benefits associated with the economies of scale of larger asset size.

Q:   WHAT IS THE ANTICIPATED TIMING OF THE REORGANIZATIONS?

A: The special meetings of shareholders to consider the proposals are scheduled to occur on May 9, 2007. If all necessary approvals are obtained, the proposed reorganizations will take place immediately before the opening of business on May 21, 2007.

Q:   WHO WILL RECEIVE THE PROXY/PROSPECTUS MATERIAL?

A: The relevant Proxy/Prospectus will be mailed to all persons and entities that held shares of record in an AXA Enterprise Fund on February 12, 2007. Where a fiduciary holds record ownership and/or voting authority, the fiduciary may receive the Proxy/Prospectus materials.

Q:   HOW ARE THE AXA ENTERPRISE FUNDS PROPOSED TO BE REORGANIZED?

A: The Reorganization Agreement contemplates the reorganization of each AXA Enterprise Fund into a corresponding GST Fund with similar investment objectives and policies. Under the Reorganization Agreement, each AXA Enterprise Fund will be reorganized into the corresponding GST Fund listed directly opposite such AXA Enterprise Fund in the table below.

--------------------------------------------------------------------------------
AXA ENTERPRISE FUNDS TRUST                      GST
--------------------------------------------------------------------------------
AXA ENTERPRISE CAPITAL APPRECIATION FUND        GOLDMAN SACHS STRUCTURED U.S.
                                                EQUITY FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE DEEP VALUE FUND                  GOLDMAN SACHS LARGE CAP VALUE
                                                 FUND
--------------------------------------------------------------------------------

FOR BROKER/DEALER USE ONLY. NOT FOR USE WITH SHAREHOLDERS OR THE GENERAL PUBLIC.
                                 IMPORTANT NOTE:

          PLEASE KEEP IN MIND THAT A REGISTRATION STATEMENT (INCLUDING PROXY/PROSPECTUSES) IN CONNECTION WITH THE PROPOSED REORGANIZATIONS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC), BUT IS NOT COMPLETE
   AND MAY BE CHANGED. THE SHARES DESCRIBED IN THE REGISTRATION STATEMENT AND
      IN THIS DOCUMENT MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT IS EFFECTIVE. NEITHER THIS DOCUMENT NOR THE PRELIMINARY PROXY/PROSPECTUSES
  OR STATEMENT OF ADDITIONAL INFORMATION INCLUDED IN THE REGISTRATION STATEMENT IS AN OFFER TO SELL THESE SHARES AND THEY ARE NOT SOLICITING AN OFFER TO BUY
THESE SHARES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. IN ADDITION,
    PLEASE NOTE THAT THIS DOCUMENT AND THE PRELIMINARY PROXY/PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ARE NOT SOLICITATIONS OF ANY SHAREHOLDER
   VOTES ON THE PROPOSED REORGANIZATIONS AND THAT THE INFORMATION CONTAINED IN
                         THESE DOCUMENTS MAY BE CHANGED.

--------------------------------------------------------------------------------
AXA ENTERPRISE EQUITY FUND                      GOLDMAN SACHS STRUCTURED LARGE
                                                CAP GROWTH FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE EQUITY INCOME FUND               GOLDMAN SACHS GROWTH AND INCOME
                                                FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE GROWTH AND INCOME FUND           GOLDMAN SACHS GROWTH AND INCOME
                                                FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE INTERNATIONAL GROWTH FUND        GOLDMAN SACHS STRATEGIC
                                                INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE LARGE CAP GROWTH FUND            GOLDMAN SACHS CAPITAL GROWTH
                                                FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE SMALL COMPANY GROWTH FUND        GOLDMAN SACHS STRUCTURED SMALL
                                                CAP GROWTH FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE SMALL COMPANY VALUE FUND         GOLDMAN SACHS STRUCTURED SMALL
                                                CAP VALUE FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE GOVERNMENT SECURITIES FUND       GOLDMAN SACHS GOVERNMENT INCOME
                                                FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE SHORT DURATION BOND FUND         GOLDMAN SACHS ENHANCED INCOME
                                                FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE HIGH-YIELD BOND FUND             GOLDMAN SACHS HIGH YIELD FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE TAX-EXEMPT INCOME FUND           GOLDMAN SACHS MUNICIPAL INCOME
                                                FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE MONEY MARKET FUND                GOLDMAN SACHS INSTITUTIONAL
                                                LIQUID ASSETS ("ILA") PRIME
                                                OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------
ENTERPRISE GROUP OF FUNDS                       GST
--------------------------------------------------------------------------------
AXA ENTERPRISE GROWTH FUND                      GOLDMAN SACHS CAPITAL GROWTH
                                                FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA ENTERPRISE MULTIMANAGER FUNDS TRUST         GST
--------------------------------------------------------------------------------
AXA ENTERPRISE MULTIMANAGER FUNDS               GST FUNDS
--------------------------------------------------------------------------------
AXA ENTERPRISE MULTIMANAGER VALUE FUND          GOLDMAN SACHS STRUCTURED LARGE
                                                CAP VALUE FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE MULTIMANAGER CORE EQUITY FUND    GOLDMAN SACHS STRUCTURED U.S.
                                                EQUITY FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE MULTIMANAGER GROWTH FUND         GOLDMAN SACHS STRUCTURED LARGE
                                                CAP GROWTH FUND
--------------------------------------------------------------------------------
AXA  ENTERPRISE  MULTIMANAGER  MID CAP  VALUE   GOLDMAN SACHS MID CAP VALUE FUND
FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE MULTIMANAGER MID CAP GROWTH      GOLDMAN SACHS GROWTH
FUND                                            OPPORTUNITIES FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE MULTIMANAGER TECHNOLOGY FUND     GOLDMAN SACHS TOLLKEEPER FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE MULTIMANAGER INTERNATIONAL       GOLDMAN SACHS STRUCTURED
EQUITY FUND                                     INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE MULTIMANAGER CORE BOND FUND      GOLDMAN SACHS CORE PLUS FIXED
                                                INCOME FUND
--------------------------------------------------------------------------------
AXA ENTERPRISE ASSET ALLOCATION FUNDS           GST ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
AXA ENTERPRISE AGGRESSIVE ALLOCATION FUND       GOLDMAN SACHS EQUITY GROWTH
                                                STRATEGY PORTFOLIO
--------------------------------------------------------------------------------
AXA ENTERPRISE CONSERVATIVE ALLOCATION FUND     GOLDMAN SACHS BALANCED STRATEGY
                                                PORTFOLIO
--------------------------------------------------------------------------------
AXA ENTERPRISE MODERATE ALLOCATION FUND         GOLDMAN SACHS GROWTH AND INCOME
                                                STRATEGY PORTFOLIO
--------------------------------------------------------------------------------
AXA ENTERPRISE MODERATE-PLUS ALLOCATION FUND    GOLDMAN SACHS GROWTH STRATEGY
                                                PORTFOLIO
--------------------------------------------------------------------------------

The reorganization of an AXA Enterprise Fund will be completed whether or not the reorganization of another AXA Enterprise Fund is completed. Separate Proxy/Prospectuses will be mailed to shareholders of the AXA Enterprise Trust, The Enterprise Group of Funds, Inc. and the AXA Enterprise Multimanager Funds Trust.

The Goldman Sachs Strategic International Equity, Structured Small Cap Growth and Structured Small Cap Value Funds are newly organized GST Funds that have been created in connection with the reorganizations and will not commence operations until the date of the reorganizations. Each GST Fund has investment objectives and policies that are similar to the corresponding AXA Enterprise Fund being reorganized into it.

Q:   WILL THE AXA ENTERPRISE  MERGERS AND  ACQUISITIONS,  AXA ENTERPRISE  GLOBAL
FINANCIAL SERVICES, AND AXA ENTERPRISE SOCIALLY RESPONSIBLE FUNDS BE INCLUDED IN THE REORGANIZATIONS?

A:   No, these funds  will continue operations,  remaining open to existing  and new shareholders, and are not impacted by the reorganizations.

Q:   WHY  IS THE  AXA ENTERPRISE MULTIMANAGER HEALTH CARE FUND BEING LIQUIDATED,
RATHER THAN REORGANIZED INTO A CORRESPONDING GST FUND?

FOR BROKER/DEALER USE ONLY. NOT FOR USE WITH SHAREHOLDERS OR THE GENERAL PUBLIC.
                                 IMPORTANT NOTE:

          PLEASE KEEP IN MIND THAT A REGISTRATION STATEMENT (INCLUDING PROXY/PROSPECTUSES) IN CONNECTION WITH THE PROPOSED REORGANIZATIONS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC), BUT IS NOT COMPLETE
   AND MAY BE CHANGED. THE SHARES DESCRIBED IN THE REGISTRATION STATEMENT AND
      IN THIS DOCUMENT MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT IS EFFECTIVE. NEITHER THIS DOCUMENT NOR THE PRELIMINARY PROXY/PROSPECTUSES
  OR STATEMENT OF ADDITIONAL INFORMATION INCLUDED IN THE REGISTRATION STATEMENT IS AN OFFER TO SELL THESE SHARES AND THEY ARE NOT SOLICITING AN OFFER TO BUY
THESE SHARES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. IN ADDITION,
    PLEASE NOTE THAT THIS DOCUMENT AND THE PRELIMINARY PROXY/PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ARE NOT SOLICITATIONS OF ANY SHAREHOLDER
   VOTES ON THE PROPOSED REORGANIZATIONS AND THAT THE INFORMATION CONTAINED IN
                         THESE DOCUMENTS MAY BE CHANGED.

A: The Reorganization Agreement contemplates that each AXA Enterprise Fund will reorganize into a corresponding GST Fund. AXA Enterprise Multimanager Health Care Fund is not included in those transactions because there is not a similar GST mutual fund focusing on health care companies. Additionally, the Fund has experienced limited asset growth since it commenced operations on December 31, 2001. Assets were approximately $8.2 million as of October 31, 2006 of which a substantial portion was seed money that AXA Equitable invested when the Fund commenced operations.

Q:   WILL SHAREHOLDERS  OF THE AXA ENTERPRISE  MULTIMANAGER  HEALTH CARE FUND BE
REQUIRED TO APPROVE THE PROPOSED LIQUIDATION?

A: No, shareholder approval is not required. Shareholders of the Fund will receive a written notice of the liquidation and may redeem or exchange their shares prior to the liquidation. Otherwise, following the liquidation, shareholders will receive a cash distribution, except in the case of qualified accounts, where the investment will move to a money market or sweep position. The shareholder will recognize a taxable gain or loss on any redemption, exchange, or distribution based on the difference between the tax basis in the shares and the amount received for them, unless they are in a qualified account. The liquidation is expected to occur prior to the end of April 2007. The Fund was closed to new investment accounts, effective January 8, 2007.

Q:   WHICH CLASS OF SHARES OF THE GST FUNDS WILL THE SHAREHOLDERS RECEIVE IN THE
REORGANIZATIONS?

A: In most cases, shareholders will receive the same class of shares of the GST Fund as they currently hold, in the manner noted below. There are exceptions noted for two funds: AXA Enterprise Short Duration Bond and AXA Enterprise Money Market.

     ----------------------------------------------------------------------
        AXA ENTERPRISE FUNDS                      GOLDMAN SACHS FUNDS
     ----------------------------------------------------------------------
        CLASS A SHARES                      ->    CLASS A SHARES
     ----------------------------------------------------------------------
        CLASS B SHARES                      ->    CLASS B SHARES
     ----------------------------------------------------------------------
        CLASS C SHARES                      ->    CLASS C SHARES
     ----------------------------------------------------------------------
        CLASS P SHARES                      ->    CLASS A SHARES
     ----------------------------------------------------------------------
        CLASS Y SHARES                      ->    INSTITUTIONAL SHARES
     ----------------------------------------------------------------------
        EXCEPTIONS
     ----------------------------------------------------------------------
        MONEY MARKET FUND, CLASS A          ->    ILA SERVICE SHARES
     ----------------------------------------------------------------------
        MONEY MARKET FUND, CLASS B          ->    ILA CLASS B
     ----------------------------------------------------------------------
        MONEY MARKET FUND, CLASS C          ->    ILA CLASS C
     ----------------------------------------------------------------------
        MONEY MARKET FUND, CLASS Y          ->    ILA SERVICE SHARES
     ----------------------------------------------------------------------
        SHORT DURATION BOND FUND, CLASS C   ->    CLASS A
     ----------------------------------------------------------------------

The sales loads and Rule 12b-1 fees for each class of shares of the GST Funds generally are similar to those of the AXA Enterprise Funds. However, Class A Shares of the GST Equity Funds are subject to a higher front-end sales load equal to 5.50% of the offering price for Class A Shares (versus 4.75% for Class A Shares of the AXA Enterprise Equity Funds). The Class A Shares of the GST Fixed Income Funds (except the Goldman Sachs Enhanced Income Fund), however, are subject to a lower front-end sales load equal to 4.50% of the offering price
(versus 4.75% for Class A Shares of the corresponding AXA Enterprise Fixed Income Funds). In addition, the Class A Shares of the Goldman Sachs Enhanced Income Fund are subject to a front-end sales load equal to 1.50% of the offering price, while Class A Shares of the AXA Enterprise Short Duration Bond Fund are subject to a higher front-end sales load equal to 3.50%. The ILA Class B Shares and ILA Class C Shares of the Goldman Sachs ILA Prime Obligations Portfolio are subject to contingent deferred sales charges payable upon redemption equal to 5.00% and 1.00%, respectively, while the AXA Enterprise Money Market Fund does not impose such charges.

FOR BROKER/DEALER USE ONLY. NOT FOR USE WITH SHAREHOLDERS OR THE GENERAL PUBLIC.
                                 IMPORTANT NOTE:

          PLEASE KEEP IN MIND THAT A REGISTRATION STATEMENT (INCLUDING PROXY/PROSPECTUSES) IN CONNECTION WITH THE PROPOSED REORGANIZATIONS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC), BUT IS NOT COMPLETE
   AND MAY BE CHANGED. THE SHARES DESCRIBED IN THE REGISTRATION STATEMENT AND
      IN THIS DOCUMENT MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT IS EFFECTIVE. NEITHER THIS DOCUMENT NOR THE PRELIMINARY PROXY/PROSPECTUSES
  OR STATEMENT OF ADDITIONAL INFORMATION INCLUDED IN THE REGISTRATION STATEMENT IS AN OFFER TO SELL THESE SHARES AND THEY ARE NOT SOLICITING AN OFFER TO BUY
THESE SHARES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. IN ADDITION,
    PLEASE NOTE THAT THIS DOCUMENT AND THE PRELIMINARY PROXY/PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ARE NOT SOLICITATIONS OF ANY SHAREHOLDER
   VOTES ON THE PROPOSED REORGANIZATIONS AND THAT THE INFORMATION CONTAINED IN
                         THESE DOCUMENTS MAY BE CHANGED.

Except as noted below, the Class A Shares of the GST Funds generally have the same or a lower Rule 12b-1 fee equal to an annual rate of 0.25% of the GST Fund's average daily net assets attributable to Class A Shares (versus 0.30% for the AXA Enterprise Asset Allocation Funds, 0.25% for the AXA Enterprise Short Duration Bond Fund and 0.45% for Class A Shares of all of the other AXA Enterprise Funds except the AXA Enterprise Money Market Fund). However, the ILA Class B Shares and ILA Class C Shares of the Goldman Sachs ILA Prime Obligations Portfolio are subject to a higher Rule 12b-1 fee (equal to an annual rate of 1.00%) than the AXA Enterprise Money Market Fund, which does not currently pay Rule 12b-1 fees.

If the reorganization of an AXA Enterprise Fund is approved by its shareholders, shareholders of that AXA Enterprise Fund who do not wish to have their AXA Enterprise Fund shares exchanged for shares of a corresponding GST Fund as part of the reorganization should redeem their shares prior to the consummation of the reorganization. Shareholders that redeem their shares will recognize a taxable gain or loss based on the difference between the tax basis in the shares and the amount received for them, unless the shareholder is an investor in a tax-deferred account like an IRA or 401(k). In addition if a shareholder redeems his or her shares and those shares are subject to a contingent deferred sales load, the redemption proceeds will be reduced by any applicable sales charge.

Q. WHAT ARE THE KEY DIFFERENCES BETWEEN THE AXA ENTERPRISE FUNDS AND THEIR CORRESPONDING GST FUNDS?

A. The Boards of the AXA Enterprise Funds have recommended the acquiring fund in each reorganization based on, among other factors, their evaluation of the compatibility of each fund's investment objective and policies with those of the corresponding acquired fund. There are, however, certain differences in, among other things, the investment objectives, principal investment policies and strategies, principal risks, and fees and expenses between the AXA Enterprise Funds and the acquiring GST Funds. The Proxy/Prospectuses contain more details on these differences, including comparative data on fees and performance. Shareholders are urged to read the Proxy/Prospectuses and any other relevant materials carefully before making any voting or investment decision with respect to the proposed reorganizations.

Q:   WHAT  ARE  THE  COSTS  TO  SHAREHOLDERS  IN  CONNECTION  WITH  THE PROPOSED
REORGANIZATIONS?

A: Shareholders of the AXA Enterprise Funds will not bear any direct fees or expenses in connection with the reorganizations or any explicit brokerage commissions resulting from portfolio transactions executed on behalf of the AXA Enterprise Funds in preparation for, or immediately following, the reorganizations. Under the Reorganization Agreement, GSAM, AXA Equitable or ECM (or one of their respective affiliates) have agreed to pay all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Reorganization Agreement whether or not the proposed reorganizations are concluded.

Also, no sales charge will be imposed on the shares of a GST Fund issued to shareholders in a reorganization, which means that the aggregate value of the GST Fund shares issued to a shareholder will be equal to the aggregate value of the AXA Enterprise Fund shares that the shareholder owns immediately prior to the reorganization.

Q:   WHAT  ARE THE  FEDERAL TAX  IMPLICATIONS TO SHAREHOLDERS IN CONNECTION WITH
THE PROPOSED REORGANIZATIONS?

A: Each reorganization is intended to be tax-free under federal income tax law (however, there can be no assurance that the Internal Revenue Service will not adopt a contrary position). However, immediately prior to the reorganizations, each AXA Enterprise Fund (except International Growth, Small Company Growth and Small Company Value Funds) will declare and pay a final distribution to its shareholders of all of its investment company taxable income (and net tax-exempt income, if any) for taxable years ending on or before the effective time of its

FOR BROKER/DEALER USE ONLY. NOT FOR USE WITH SHAREHOLDERS OR THE GENERAL PUBLIC.
                                 IMPORTANT NOTE:

          PLEASE KEEP IN MIND THAT A REGISTRATION STATEMENT (INCLUDING PROXY/PROSPECTUSES) IN CONNECTION WITH THE PROPOSED REORGANIZATIONS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC), BUT IS NOT COMPLETE
   AND MAY BE CHANGED. THE SHARES DESCRIBED IN THE REGISTRATION STATEMENT AND
      IN THIS DOCUMENT MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT IS EFFECTIVE. NEITHER THIS DOCUMENT NOR THE PRELIMINARY PROXY/PROSPECTUSES
  OR STATEMENT OF ADDITIONAL INFORMATION INCLUDED IN THE REGISTRATION STATEMENT IS AN OFFER TO SELL THESE SHARES AND THEY ARE NOT SOLICITING AN OFFER TO BUY
THESE SHARES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. IN ADDITION,
    PLEASE NOTE THAT THIS DOCUMENT AND THE PRELIMINARY PROXY/PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ARE NOT SOLICITATIONS OF ANY SHAREHOLDER
   VOTES ON THE PROPOSED REORGANIZATIONS AND THAT THE INFORMATION CONTAINED IN
                         THESE DOCUMENTS MAY BE CHANGED.

reorganization and all of its net capital gain, if any, recognized in those years. An AXA Enterprise Fund's sale of securities prior to its reorganization, whether in the ordinary course of business or in anticipation of the reorganization, could generate gains, increasing the amount of its final distribution.

Shareholders should consult their tax adviser concerning the potential tax consequences of any reorganization applicable to them, including foreign, state and local tax consequences.

Q:   CAN ONE OF THE PROPOSED REORGANIZATIONS TAKE PLACE WITHOUT THE OTHERS?

A:   Yes. The proposed  reorganizations  are not conditioned  on each other.  If shareholders of one AXA Enterprise Fund approve the proposed reorganization of their AXA Enterprise Fund, it will proceed whether or not the proposed reorganizations for the other AXA Enterprise Funds proceed. However, no reorganization of any AXA Enterprise Fund will be consummated until either all of the AXA Enterprise Funds in the particular investment company approve the Reorganization Agreement or shareholders of the AXA Enterprise Funds with combined total assets under management of at least $1,000,000,000 approve the Reorganization Agreement. Under certain circumstances detailed in the Reorganization Agreement, an AXA Enterprise Fund reorganization involving one or more AXA Enterprise Funds may be consummated with a lesser amount of combined total assets under management.

Q:   WHO DO I CALL IF I HAVE QUESTIONS?

A: Please visit the Investment Professionals section of the website, www.axaenterprise.com, for updates and additional information about the reorganizations, potential distributions and for comparison sheets of the funds' investment objectives, strategies and performance. Or, you may call Enterprise Fund Distributors at 1-800-432-4320 to speak to your Enterprise regional vice president or regional coordinator.

                                    * * * * *

ON JANUARY 24, 2007, GST FILED A REGISTRATION STATEMENT WITH THE SEC CONTAINING PRELIMINARY PROXY/PROSPECTUSES REGARDING THE PROPOSED REORGANIZATIONS. SHAREHOLDERS OF THE AXA ENTERPRISE FUNDS ARE URGED TO READ THE PRELIMINARY PROXY/PROSPECTUSES FILED WITH THE SEC, AND THE DEFINITIVE PROXY/PROSPECTUSES WHEN THEY BECOME AVAILABLE AND ANY OTHER RELEVANT MATERIALS FILED BY THE AXA ENTERPRISE FUNDS OR GST WITH THE SEC BECAUSE THEY WILL CONTAIN IMPORTANT INFORMATION ABOUT THE AXA ENTERPRISE FUNDS, GST AND THE PROPOSED REORGANIZATIONS. THE DEFINITIVE PROXY/PROSPECTUSES WILL BE SENT TO SHAREHOLDERS OF THE AXA ENTERPRISE FUNDS SEEKING THEIR APPROVAL OF THE PROPOSED REORGANIZATIONS. THE PRELIMINARY PROXY/PROSPECTUSES, THE DEFINITIVE PROXY/PROSPECTUSES AND OTHER RELEVANT MATERIALS (WHEN THEY BECOME AVAILABLE), AND ANY OTHER DOCUMENTS FILED BY THE AXA ENTERPRISE FUNDS OR GST WITH THE SEC, MAY BE OBTAINED FREE OF CHARGE AT THE SEC'S WEB SITE AT WWW.SEC.GOV. IN ADDITION, SHAREHOLDERS OF THE AXA ENTERPRISE FUNDS MAY OBTAIN FREE COPIES OF THE DOCUMENTS FILED WITH THE SEC BY THE AXA ENTERPRISE FUNDS BY CONTACTING ENTERPRISE FUND DISTRIBUTORS AT 1-800-432-4320 OR BY WRITING THE AXA ENTERPRISE FUNDS AT ATLANTA FINANCIAL CENTER, 3343 PEACHTREE ROAD, N.E. SUITE 450, ATLANTA, GA 30326. SHAREHOLDERS MAY OBTAIN FREE COPIES OF THE DOCUMENTS FILED WITH THE SEC BY GST BY CALLING GST AT 1-800-526-7384 OR WRITING GST AT P.O. BOX 06050, CHICAGO, IL 60606-6306. INVESTORS SHOULD CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. AN INVESTMENT IN THE GOLDMAN SACHS ILA PRIME OBLIGATIONS PORTFOLIO AND THE AXA ENTERPRISE MONEY MARKET FUND (TOGETHER, THE "MONEY MARKET FUNDS") IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF A SHAREHOLDER'S INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EITHER MONEY MARKET FUND. SHAREHOLDERS ARE URGED TO READ THE DEFINITIVE PROXY/PROSPECTUSES AND ANY OTHER RELEVANT MATERIALS CAREFULLY WHEN
THEY BECOME AVAILABLE BEFORE MAKING ANY VOTING OR INVESTMENT DECISION WITH RESPECT TO THE PROPOSED REORGANIZATIONS.

FOR BROKER/DEALER USE ONLY. NOT FOR USE WITH SHAREHOLDERS OR THE GENERAL PUBLIC.
                                 IMPORTANT NOTE:

          PLEASE KEEP IN MIND THAT A REGISTRATION STATEMENT (INCLUDING PROXY/PROSPECTUSES) IN CONNECTION WITH THE PROPOSED REORGANIZATIONS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC), BUT IS NOT COMPLETE
   AND MAY BE CHANGED. THE SHARES DESCRIBED IN THE REGISTRATION STATEMENT AND
      IN THIS DOCUMENT MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT IS EFFECTIVE. NEITHER THIS DOCUMENT NOR THE PRELIMINARY PROXY/PROSPECTUSES
  OR STATEMENT OF ADDITIONAL INFORMATION INCLUDED IN THE REGISTRATION STATEMENT IS AN OFFER TO SELL THESE SHARES AND THEY ARE NOT SOLICITING AN OFFER TO BUY
THESE SHARES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. IN ADDITION,
    PLEASE NOTE THAT THIS DOCUMENT AND THE PRELIMINARY PROXY/PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ARE NOT SOLICITATIONS OF ANY SHAREHOLDER
   VOTES ON THE PROPOSED REORGANIZATIONS AND THAT THE INFORMATION CONTAINED IN
                         THESE DOCUMENTS MAY BE CHANGED.

THE BOARDS OF THE AXA ENTERPRISE FUNDS MAY BE DEEMED TO BE PARTICIPANTS IN THE SOLICITATION OF PROXIES FROM THE SHAREHOLDERS OF THE AXA ENTERPRISE FUNDS IN FAVOR OF THE PROPOSED REORGANIZATIONS. A DESCRIPTION OF THEIR INTERESTS IN THE AXA ENTERPRISE FUNDS IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION OF THE AXA ENTERPRISE FUNDS DATED MARCH 1, 2006, AS SUPPLEMENTED.




























FOR BROKER/DEALER USE ONLY. NOT FOR USE WITH SHAREHOLDERS OR THE GENERAL PUBLIC.
                                 IMPORTANT NOTE:

          PLEASE KEEP IN MIND THAT A REGISTRATION STATEMENT (INCLUDING PROXY/PROSPECTUSES) IN CONNECTION WITH THE PROPOSED REORGANIZATIONS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC), BUT IS NOT COMPLETE
   AND MAY BE CHANGED. THE SHARES DESCRIBED IN THE REGISTRATION STATEMENT AND
      IN THIS DOCUMENT MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT IS EFFECTIVE. NEITHER THIS DOCUMENT NOR THE PRELIMINARY PROXY/PROSPECTUSES
  OR STATEMENT OF ADDITIONAL INFORMATION INCLUDED IN THE REGISTRATION STATEMENT IS AN OFFER TO SELL THESE SHARES AND THEY ARE NOT SOLICITING AN OFFER TO BUY
THESE SHARES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED. IN ADDITION,
    PLEASE NOTE THAT THIS DOCUMENT AND THE PRELIMINARY PROXY/PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ARE NOT SOLICITATIONS OF ANY SHAREHOLDER
   VOTES ON THE PROPOSED REORGANIZATIONS AND THAT THE INFORMATION CONTAINED IN
                         THESE DOCUMENTS MAY BE CHANGED.